Intangible assets (Details Narrative) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
General And Administrative Expenses [Member]
Statement [Line Items]
Amortization charge	$ 78	$ 2,483
Selling Expenses [Member]
Statement [Line Items]
Amortization charge	1	4,055
Discontinued opertions [Member]
Statement [Line Items]
Amortization charge			$ 2,263
Costs [Member]
Statement [Line Items]
Amortization charge	$ 51	$ 515